Investments - Investment Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 954.0		$ 956.8		$ 964.2
Less: investment expenses	(37.7)		(34.6)		(31.0)
Net Investment Income	916.3	[1]	922.2	[1]	933.2	[1]
Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	768.5		763.7		829.2
Mortgage Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	99.4		122.4		102.8
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	86.1		70.7		32.2
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net Investment Income	$ 293.5		$ 324.2		$ 318.7

[1]	Net investment income includes $293.5 million, $324.2 million and $318.7 million for 2013, 2012 and 2011, respectively, related to investments supporting our experience-rated and discontinued products.